Schedule of Condensed Financial Statements (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Incorporation, Date of Incorporation	Oct. 16, 2018
Global BioMedical Inc. [Member]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Apr. 18, 2017	Apr. 18, 2017
Subsidiary, Ownership Percentage, Parent	90.90%	90.90%	90.90%
Global BioLife Inc. [Member]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Apr. 14, 2017	Apr. 14, 2017
Subsidiary, Ownership Percentage, Parent	81.80%	81.80%	81.80%
BioLife Sugar Inc [Member]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Apr. 23, 2018	Apr. 23, 2018
Subsidiary, Ownership Percentage, Parent	90.90%	90.90%	90.90%
Happy Sugar Inc [Member]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Aug. 17, 2018	Aug. 17, 2018
Subsidiary, Ownership Percentage, Parent	81.80%	81.80%	81.80%
Sweet Sense Inc. [Member]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Apr. 30, 2018	Apr. 30, 2018
Subsidiary, Ownership Percentage, Parent	95.50%	95.50%	95.50%
Global Sugar Solutions Inc. [Member]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Nov. 07, 2019	Nov. 07, 2019
Subsidiary, Ownership Percentage, Parent	100.00%	100.00%	100.00%